Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
C000028102
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028099
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000028101
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000028105
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000135457
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000028102
Average Annual Return [Line Items]
Average Annual Return, Percent	14.40%	25.85%	12.77%	9.39%
Without Sales Load [Member] | C000028099
Average Annual Return [Line Items]
Average Annual Return, Percent	14.28%	25.53%	12.49%	9.10%
Without Sales Load [Member] | C000028101
Average Annual Return [Line Items]
Average Annual Return, Percent	13.84%	24.60%	11.65%	8.29%
Without Sales Load [Member] | C000028105
Average Annual Return [Line Items]
Average Annual Return, Percent	14.38%	25.72%	12.70%	9.35%
Without Sales Load [Member] | C000135457
Average Annual Return [Line Items]
Average Annual Return, Percent	14.43%	25.88%	12.82%	9.46%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.36%	28.19%	15.80%	12.69%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.36%	28.19%	15.80%	12.69%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.36%	28.19%	15.80%	12.69%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.36%	28.19%	15.80%	12.69%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.36%	28.19%	15.80%	12.69%